PREPAID EXPENSES (Tables)	12 Months Ended
Aug. 31, 2017
Prepaid Expense, Current [Abstract]
Schedule of prepaid expenses
	August 31,	August 31,
	2017	2016
Legal and regulatory fees	$94,573	$9,167
Advertising and promotion	164,667	-
Rent expense	22,250	-
Professional fees	3,794	-
Total prepaid expenses	$285,284	$9,167